Convertible Redeemable Preferred Shares (Narrative) (Details)	1 Months Ended			12 Months Ended
	Jun. 30, 2018 CAD ($) Warrant $ / shares shares	Dec. 31, 2017 CAD ($) Warrant $ / shares shares	Mar. 31, 2017 CAD ($) Warrant $ / shares shares	Aug. 31, 2020 Warrant $ / shares	Aug. 31, 2019 Warrant $ / shares	Aug. 31, 2018 CAD ($) Warrant $ / shares
Convertible Redeemable Preferred Shares [Line Items]
Proceeds from issue of preference shares | $						$ 2,084,792
Payments for finder/broker fees, commissions and commitment fees | $	$ 37,500	$ 75,000	$ 125,000
Number of warrants issued | Warrant				3,000,000	2,687,500	6,550,000
Weighted average exercise price of warrants issued				$ 0.120	$ 0.120	$ 0.135
Series A1 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Increase (decrease) in number of shares outstanding | shares			500
Equity issuance, price per share			$ 5,000
Proceeds from issue of preference shares | $			$ 2,500,000
Preferred shares, redemption value | $			5,000
Preferred shares, redemption value, increase per quarter | $			250
Series A1 Preferred Shares [Member] | Top of range [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred shares, redemption value | $			$ 6,750
A1 Warrants [Member]
Convertible Redeemable Preferred Shares [Line Items]
Number of warrants issued | Warrant			6,900,000
Weighted average exercise price of warrants issued			$ 0.23
Series A2 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Equity issuance, price per share			$ 5,000
Number of shares authorised | shares			165
Series B1 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Increase (decrease) in number of shares outstanding | shares		300
Equity issuance, price per share		$ 5,000
Proceeds from issue of preference shares | $		$ 1,500,000
B1 Warrants [Member]
Convertible Redeemable Preferred Shares [Line Items]
Number of warrants issued | Warrant		6,250,000
Weighted average exercise price of warrants issued		$ 0.15
Series B2 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Equity issuance, price per share		$ 5,000
Number of shares authorised | shares		100
Series C1 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Increase (decrease) in number of shares outstanding | shares	150
Equity issuance, price per share	$ 5,000
Proceeds from issue of preference shares | $	$ 750,000
C1 Warrants [Member]
Convertible Redeemable Preferred Shares [Line Items]
Number of warrants issued | Warrant	3,750,000
Weighted average exercise price of warrants issued	$ 0.125
Series C2 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Equity issuance, price per share	$ 5,000
Number of shares authorised | shares	50